Net Debt - Schedule of Finance Lease Obligations (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	£ 1,250	£ 68
Not later than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	240	24
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	227	18
Between 2 and 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	119	12
Between 3 and 4 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	105	6
Between 4 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	93	3
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total future rental payments	£ 466	£ 5